Variable Portfolio – Partners Small Cap Value Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 1.2%
Interactive Media & Services 0.5%
Cargurus, Inc.(a)	61,430	2,091,691
Media 0.7%
John Wiley & Sons, Inc., Class A	69,937	2,664,600
Total Communication Services		4,756,291
Consumer Discretionary 8.3%
Automobile Components 0.6%
Gentherm, Inc.(a)	39,564	1,099,088
Goodyear Tire & Rubber Co. (The)(a)	185,531	1,230,071
Total		2,329,159
Automobiles 0.3%
Winnebago Industries, Inc.	32,876	1,018,827
Diversified Consumer Services 0.6%
Laureate Education, Inc., Class A(a)	70,607	2,459,948
Hotels, Restaurants & Leisure 1.4%
Papa John’s International, Inc.	83,361	2,701,730
Wyndham Hotels & Resorts, Inc.	36,991	3,004,779
Total		5,706,509
Household Durables 1.8%
La-Z-Boy, Inc.	63,772	2,049,632
M/I Homes, Inc.(a)	8,150	997,967
Taylor Morrison Home Corp., Class A(a)	34,736	2,023,025
Tri Pointe Homes, Inc.(a)	49,174	2,297,901
Total		7,368,525
Leisure Products 0.6%
Malibu Boats, Inc., Class A(a)	40,779	1,056,992
YETI Holdings, Inc.(a)	31,445	1,150,572
Total		2,207,564
Specialty Retail 1.1%
Advance Auto Parts, Inc.	31,773	1,676,026
Valvoline, Inc.(a)	81,274	2,737,308
Total		4,413,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.9%
Capri Holdings Ltd.(a)	151,608	2,671,333
Steven Madden Ltd.	67,983	2,305,983
VF Corp.	150,997	2,565,439
Total		7,542,755
Total Consumer Discretionary		33,046,621
Consumer Staples 0.6%
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	32,107	1,040,909
Personal Care Products 0.3%
Edgewell Personal Care Co.	58,806	1,254,920
Total Consumer Staples		2,295,829
Energy 6.2%
Energy Equipment & Services 1.6%
Expro Group Holdings NV(a)	187,251	3,260,040
Helmerich & Payne, Inc.	56,885	2,049,566
Innovex International, Inc.(a)	50,271	1,226,110
Total		6,535,716
Oil, Gas & Consumable Fuels 4.6%
CNX Resources Corp.(a)	48,969	1,887,755
Crescent Energy Co., Class A	221,584	2,991,384
Gulfport Energy Corp.(a)	17,001	3,596,902
Matador Resources Co.	52,936	3,344,496
Murphy Oil Corp.	91,995	3,794,794
PBF Energy, Inc., Class A	58,214	2,772,151
Total		18,387,482
Total Energy		24,923,198
Financials 21.8%
Banks 17.8%
Ameris Bancorp	63,813	4,976,776
Atlantic Union Bankshares Corp.	84,095	3,005,555
Banc of California, Inc.	135,596	2,383,778
Cathay General Bancorp	45,647	2,275,959
Columbia Banking System, Inc.	63,268	1,735,441
Community Financial System, Inc.	38,016	2,229,638
Eastern Bankshares, Inc.	165,990	3,246,764

Variable Portfolio – Partners Small Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Enterprise Financial Services Corp.	1,971	106,651
FB Financial Corp.	61,770	3,208,334
First BanCorp	59,121	3,331,468
First Merchants Corp.	67,610	2,618,535
Glacier Bancorp, Inc.	47,836	2,136,834
Hancock Whitney Corp.	86,723	5,514,716
Live Oak Bancshares, Inc.	62,051	2,052,027
National Bank Holdings Corp., Class A	161,851	6,338,085
Old National Bancorp	53,376	1,179,610
Peoples Bancorp, Inc.	26,986	887,030
Renasant Corp.	83,967	3,033,728
Seacoast Banking Corp. of Florida	203,832	6,174,071
Southstate Bank Corp.	24,017	2,222,053
Stellar Bancorp, Inc.	2,988	109,391
Texas Capital Bancshares, Inc.(a)	61,497	5,834,835
UMB Financial Corp.	11,269	1,271,031
United Community Banks, Inc.	51,077	1,608,415
WaFd, Inc.	28,933	908,496
WesBanco, Inc.	78,969	2,723,641
Total		71,112,862
Capital Markets 1.6%
Acadian Asset Management, Inc.	22,581	1,228,858
DigitalBridge Group, Inc.	160,082	2,468,464
Perella Weinberg Partners	151,985	2,760,048
Total		6,457,370
Financial Services 0.6%
Essent Group Ltd.	37,776	2,207,629
Insurance 1.3%
Hanover Insurance Group, Inc. (The)	16,765	2,906,213
Selective Insurance Group, Inc.	31,416	2,368,452
Total		5,274,665
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Dynex Capital, Inc.	157,802	2,013,553
Total Financials		87,066,079
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 6.4%
Biotechnology 0.9%
Catalyst Pharmaceuticals, Inc.(a)	41,039	1,016,126
Galapagos NV, ADR(a)	45,889	1,376,670
Geron Corp.(a)	649,870	968,306
Total		3,361,102
Health Care Equipment & Supplies 2.8%
Angiodynamics, Inc.(a)	103,495	1,176,738
ICU Medical, Inc.(a)	38,581	4,982,736
Lantheus Holdings, Inc.(a)	33,975	2,577,004
QuidelOrtho Corp.(a)	143,481	2,357,393
Total		11,093,871
Health Care Providers & Services 1.9%
AdaptHealth Corp.(a)	306,992	3,653,205
Molina Healthcare, Inc.(a)	14,614	1,948,046
NeoGenomics, Inc.(a)	123,716	917,973
Progyny, Inc.(a)	63,368	1,075,988
Total		7,595,212
Pharmaceuticals 0.8%
ANI Pharmaceuticals, Inc.(a)	28,038	2,156,122
Innoviva, Inc.(a)	49,198	1,146,314
Total		3,302,436
Total Health Care		25,352,621
Industrials 22.3%
Aerospace & Defense 2.5%
AAR Corp.(a)	11,354	1,242,809
Mercury Systems, Inc.(a)	81,663	5,954,049
V2X, Inc.(a)	41,692	2,855,902
Total		10,052,760
Air Freight & Logistics 1.1%
GXO Logistics, Inc.(a)	27,033	1,401,661
HUB Group, Inc., Class A	79,291	2,857,648
Total		4,259,309
Building Products 4.2%
Apogee Enterprises, Inc.	43,083	1,445,004
AZZ, Inc.	29,094	3,640,532
Gibraltar Industries, Inc.(a)	29,895	1,191,914
Hayward Holdings, Inc.(a)	85,096	1,138,584
Variable Portfolio – Partners Small Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Janus International Group, Inc.(a)	231,927	1,194,424
Modine Manufacturing Co.(a)	9,355	2,027,322
Quanex Building Products Corp.	100,557	1,807,009
Tecnoglass, Inc.	51,667	2,301,765
Trex Company, Inc.(a)	54,966	2,001,862
Total		16,748,416
Commercial Services & Supplies 1.0%
ABM Industries, Inc.	41,488	1,598,118
Brady Corp., Class A	21,757	1,767,538
OPENLANE, Inc.(a)	20,873	608,448
Total		3,974,104
Construction & Engineering 2.1%
Centuri Holdings, Inc.(a)	70,876	2,070,288
Granite Construction, Inc.	9,856	1,181,537
Valmont Industries, Inc.	13,034	5,207,995
Total		8,459,820
Electrical Equipment 1.4%
EnerSys	16,145	2,804,710
Thermon(a)	55,436	2,793,974
Total		5,598,684
Ground Transportation 0.8%
ArcBest Corp.	15,009	1,476,285
Knight-Swift Transportation Holdings, Inc.	29,899	1,721,585
Total		3,197,870
Machinery 5.3%
Albany International Corp., Class A	42,562	2,222,162
Astec Industries, Inc.	17,625	948,930
Atmus Filtration Technologies, Inc.	35,947	2,040,711
Columbus McKinnon Corp.	50,993	740,928
Enerpac Tool Group Corp.	28,769	1,049,206
Franklin Electric Co., Inc.	34,639	3,192,677
Helios Technologies, Inc.	43,090	2,788,354
Stratasys Ltd.(a)	144,284	1,126,858
Terex Corp.	54,489	3,220,300
Timken Co. (The)	38,704	3,892,461
Total		21,222,587
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine Transportation 1.1%
Kirby Corp.(a)	15,668	2,081,964
Matson, Inc.	14,166	2,322,374
Total		4,404,338
Passenger Airlines 0.5%
Alaska Air Group, Inc.(a)	21,330	784,517
Skywest, Inc.(a)	11,356	1,042,822
Total		1,827,339
Professional Services 1.1%
Huron Consulting Group, Inc.(a)	18,519	2,360,987
Korn/Ferry International	3,414	214,911
MAXIMUS, Inc.	27,497	1,762,558
TriNet Group, Inc.	5,438	198,107
Total		4,536,563
Trading Companies & Distributors 1.2%
McGrath Rentcorp	20,214	2,229,200
Rush Enterprises, Inc., Class A	20,228	1,337,273
Titan Machinery, Inc.(a)	63,182	1,056,403
Total		4,622,876
Total Industrials		88,904,666
Information Technology 13.0%
Communications Equipment 0.5%
ADTRAN Holdings, Inc.(a)	170,275	2,142,059
Electronic Equipment, Instruments & Components 6.7%
Avnet, Inc.	47,243	2,911,114
Belden, Inc.	43,026	4,940,676
Frequency Electronics, Inc.(a)	22,090	977,703
IPG Photonics Corp.(a)	41,949	4,806,936
Knowles Corp.(a)	109,146	2,802,869
Littelfuse, Inc.	13,280	4,506,568
Rogers Corp.(a)	8,410	902,645
Sanmina Corp.(a)	8,701	1,127,998
Vishay Intertechnology, Inc.	153,071	2,755,278
Vishay Precision Group, Inc.(a)	23,350	1,013,857
Total		26,745,644

Variable Portfolio – Partners Small Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.9%
Allegro MicroSystems, Inc.(a)	45,448	1,432,975
Axcelis Technologies, Inc.(a)	20,582	1,915,773
Cohu, Inc.(a)	49,226	1,507,300
Diodes, Inc.(a)	37,457	2,556,815
Kulicke & Soffa Industries, Inc.	34,117	2,242,169
Onto Innovation, Inc.(a)	7,454	1,528,592
Synaptics, Inc.(a)	25,766	1,804,651
Tower Semiconductor Ltd.(a)	6,976	1,224,148
Universal Display Corp.	13,749	1,260,233
Total		15,472,656
Software 1.9%
Core Scientific, Inc.(a)	216,528	3,239,259
Progress Software Corp.(a)	61,346	1,573,525
Riot Platforms, Inc.(a)	74,499	920,808
SentinelOne, Inc., Class A(a)	136,988	1,764,405
Total		7,497,997
Total Information Technology		51,858,356
Materials 8.6%
Chemicals 4.2%
Celanese Corp., Class A	33,165	2,181,262
Ecovyst, Inc.(a)	159,891	2,056,198
Element Solutions, Inc.	81,764	2,791,423
Ingevity Corp.(a)	85,007	6,055,049
Olin Corp.	57,367	1,705,521
Sensient Technologies Corp.	24,202	2,092,021
Total		16,881,474
Construction Materials 1.2%
Eagle Materials, Inc.	24,588	4,658,197
Containers & Packaging 1.1%
Greif, Inc., Class A	7,938	532,402
O-I Glass, Inc.(a)	226,616	2,381,734
Silgan Holdings, Inc.	41,436	1,607,717
Total		4,521,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.7%
Alamos Gold, Inc., Class A	42,899	1,906,003
Commercial Metals Co.	16,978	1,042,958
IAMGOLD Corp.(a)	77,600	1,460,432
MP Materials Corp.(a)	29,739	1,435,204
Taseko Mines Ltd.(a)	128,409	828,238
Total		6,672,835
Paper & Forest Products 0.4%
Louisiana-Pacific Corp.	23,802	1,731,595
Total Materials		34,465,954
Real Estate 5.9%
Health Care REITs 1.1%
CareTrust REIT, Inc.	47,968	1,758,027
Sila Realty Trust, Inc.	118,848	2,814,321
Total		4,572,348
Hotel & Resort REITs 0.4%
Sunstone Hotel Investors, Inc.	159,034	1,432,896
Industrial REITs 1.5%
LXP Industrial Trust	53,457	2,472,921
STAG Industrial, Inc.	59,659	2,151,303
Terreno Realty Corp.	21,307	1,308,676
Total		5,932,900
Office REITs 0.8%
Empire State Realty Trust, Inc., Class A	326,253	1,696,516
Kilroy Realty Corp.	57,453	1,620,749
Total		3,317,265
Residential REITs 0.4%
UMH Properties, Inc.	100,292	1,447,214
Retail REITs 1.1%
Kite Realty Group Trust	112,732	2,767,571
NetSTREIT Corp.	90,939	1,712,381
Total		4,479,952
Specialized REITs 0.6%
Four Corners Property Trust, Inc.	105,794	2,502,028
Total Real Estate		23,684,603
Variable Portfolio – Partners Small Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.5%
Electric Utilities 1.2%
OGE Energy Corp.	41,091	1,970,725
TXNM Energy, Inc.	46,233	2,702,781
Total		4,673,506
Gas Utilities 1.7%
New Jersey Resources Corp.	27,166	1,491,957
Northwest Natural Holding Co.	50,914	2,709,643
Spire, Inc.	29,989	2,715,204
Total		6,916,804
Multi-Utilities 0.6%
Northwestern Energy Group, Inc.	36,526	2,408,524
Total Utilities		13,998,834
Total Common Stocks (Cost $355,915,288)		390,353,052

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	2,229
Total Health Care		2,229
Total Rights (Cost $—)		2,229

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(e),(f)	8,576,462	8,573,032
Total Money Market Funds (Cost $8,573,454)		8,573,032
Total Investments in Securities (Cost: $364,488,742)		398,928,313
Other Assets & Liabilities, Net		23,565
Net Assets		398,951,878
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $2,229, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $2,229, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	2,229

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	12,645,632	48,898,029	(52,970,240)	(389)	8,573,032	(1,124)	95,426	8,576,462
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Partners Small Cap Value Fund  | 2026

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1QT7058_(05/26)